Summary of significant accounting policies	6 Months Ended
Jun. 30, 2023
Summary Of Significant Accounting Policies
Summary of significant accounting policies

2.	Summary of significant accounting policies

The accounting policies and methods of computation followed in these unaudited condensed consolidated interim financial statements are the same as those followed in the preparation of the annual financial statements of the Company for the year ended December 31, 2022.

Regarding the IFRS standards that became effective on January 1, 2023, their initial application did not result in material effects on these unaudited condensed consolidated interim financial statements.